Common stock (Details) - Schedule of common stock reserved for future issuance - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Common Stock Reserved For Future Issuance Abstract
Conversion of outstanding redeemable convertible preferred stock	307,298.151	307,298.151
Stock options issued and outstanding		20,187.576
Restricted stock units (vested pending settlement and unvested)	50,674
Warrants	14,961.265	6,886.027
Remaining shares available for future issuance under the ESOP Plan		101,457.955
Remaining shares available for future issuance under the RSU Plan	33,008.69